Taxes on Income (Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Taxes on Income [Abstract]
Accrued employee benefits	$ 248	$ 147
Research and development costs	458	8
PPE	5	5
Other	2	1
Total gross deferred tax assets	713	161
Net deferred tax assets	713	161
Current	274	47
Non-current	$ 439	$ 114